UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON FUND, LLC

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2017 – September 30, 2017

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

September 30, 2017

AMG Pantheon Fund, LLC

www.amgfunds.com	093017 SAR080

AMG Funds

AMG Pantheon Fund, LLC

Semi-Annual Report—September 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	3
Balance sheet, net asset value (NAV) per Unit computations and cumulative undistributed amounts

Statement of Operations	4
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	5
Detail of changes in assets for the past two fiscal periods

Statement of Cash Flows	6
Detail of cash movements during the fiscal period

Financial Highlights	7
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	11
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	19

Financial Statements of AMG Pantheon Master Fund, LLC	Appendix

AMG Pantheon Fund, LLC

Statement of Assets and Liabilities

September 30, 2017 (unaudited)

Assets:

Investment in AMG Pantheon Master Fund, LLC, at value (cost $3,881,432; Units 372,842)	$4,686,624
Cash	13,320
Cash held in escrow	460,000
Receivable from Investment Manager	50,176
Prepaid expenses	35,570

Total Assets	5,245,690

Liabilities:

Subscriptions in escrow	460,000
Accrued expenses:
Administrative fees	28,745
Distribution fees	2,602
Professional fees	55,367
Transfer agent fees	4,328
Other	5,787

Total Liabilities	556,829

Net Assets	$4,688,861

Net Assets Represent:

Paid-in capital	$3,880,120
Undistributed net realized gain	3,549
Net unrealized appreciation of investments	805,192

Net Assets	$4,688,861

Institutional Plus Class:
Net Assets	$2,972,493
Units outstanding	236,772
Net asset value, offering and redemption price per Unit	$12.55
Advisory Class:
Net Assets	$479,670
Units outstanding	38,593
Net asset value, offering and redemption price per Unit	$12.43
Brokerage Class:
Net Assets	$12,168
Units outstanding	988
Net asset value and redemption price per Unit	$12.32
Maximum offering price per Unit	$12.77
Institutional Class:
Net Assets	$1,224,530
Units outstanding	97,975
Net asset value, offering and redemption price per Unit	$12.50

The accompanying notes are an integral part of these financial statements.

3

AMG Pantheon Fund, LLC

Statement of Operations

For the six months ended September 30, 2017 (unaudited)

Expenses:
Investment advisory and management fees	$15,061
Administrative fees	43,118
Distribution fees - Advisory Class	774
Distribution fees - Brokerage Class	58
Distribution fees - Institutional Class	1,456
Professional fees	155,717
Registration fees	18,983
Directors fees and expenses	11,658
Transfer agent fees	7,892
Reports to Investors	6,840
Custody fees	123
Miscellaneous expenses	5,785

Total expenses before offsets	267,465

Expense reimbursements	(250,116)
Fee waiver	(15,061)

Net expenses	2,288

Net investment loss	(2,288)

Net Realized and Unrealized Gain:
Net realized gain from investments	4,078
Net change in unrealized appreciation/depreciation of investments	283,535

Net realized and unrealized gain	287,613

Net increase in net assets resulting from operations	$285,325

The accompanying notes are an integral part of these financial statements.

4

AMG Pantheon Fund, LLC

Statements of Changes in Net Assets

For the six months ended September 30, 2017 (unaudited) and the fiscal year ended March 31, 2017

	Six months ended September 30, 2017 (unaudited)	For the fiscal year ended March 31, 2017

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(2,288)	$(1,112)
Net realized gain from investments	4,078	2,900
Net change in unrealized appreciation/depreciation of investments	283,535	481,918

Net increase in net assets resulting from operations	285,325	483,706

Capital Unit Transactions:[1]
Net increase from capital Unit transactions	247,451	1,315,150

Total increase in net assets	532,776	1,798,856

Net Assets:
Beginning of period	4,156,085	2,357,229

End of period	$4,688,861	$4,156,085

Accumulated Net Investment Loss	$—	$(1,141)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

5

AMG Pantheon Fund, LLC

Statement of Cash Flows

For the six months ended September 30, 2017 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$285,325
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(4,078)
Net change in unrealized appreciation/depreciation of investments	(283,535)
Increase in cash held in escrow	(460,000)
Increase in receivable from Investment Manager	(41,112)
Decrease in due from Affiliate	2,500
Increase in prepaid expenses	(9,256)
Decrease in payable to Affiliates	(14,500)
Increase in administrative fees payable	21,441
Increase in distribution fees payable	2,288
Decrease in professional fees payable	(5,052)
Increase in transfer agent fees payable	1,600
Decrease in other accrued expenses	(1,473)
Purchases of Master Fund	(332,000)
Proceeds from sale of Master Fund	87,760

Net cash used in operating activities	(750,092)

Cash Flows from Financing Activities:
Proceeds from capital Unit transactions (including increase in subscriptions in escrow of $460,000)	795,000
Disbursements from capital Unit transactions repurchased	(87,549)

Net cash provided by financing activities	707,451

Net change in cash	(42,641)
Cash at beginning of period	55,961

Cash at end of period	$13,320

The accompanying notes are an integral part of these financial statements.

6

AMG Pantheon Fund, LLC

Financial Highlights

For a Unit outstanding throughout each fiscal period

	For the six
	months ended September 30, 2017	For the fiscal years ended March 31,		For the fiscal period ended
	(Unaudited)	2017	2016	March 31, 2015*
Institutional Plus Class Units**
Net Asset Value, Beginning of Period	$11.77	$10.30	$10.20	$10.00
Income (Loss) from Investment Operations:
Net investment loss[1,2]	0.00	0.00	(0.01)	(0.01)
Net realized and unrealized gain from investments	0.78	1.47	0.11	0.21

Total from investment operations	0.78	1.47	0.10	0.20

Net Asset Value, End of Period	$12.55	$11.77	$10.30	$10.20

Total Return[1]	6.63%[3]	14.27%	0.98%	2.00%[3]

Ratio/Supplemental Data:
Ratio of net expenses to average net assets (with reimbursements and waivers)	0.00%[4]	0.00%	0.07%	0.25%[4]
Ratio of expenses to average net assets (with reimbursements)	0.70%[4]	0.70%	1.00%	1.50%[4]
Ratio of total expenses to average net assets (without reimbursements and waivers)[5]	12.15%[4]	22.90%	73.90%	271.18%[4]
Ratio of net investment loss to average net assets[1]	0.00%[4]	0.00%	(0.07%)	(0.25%)[4]

Portfolio turnover rate (Master Fund)	0%[3]	0%[6]	2%	56%[3]

Net assets, end of period (in thousands)	$2,972	$2,794	$2,327	$951

*	Commenced operations on October 1, 2014.
**	Prior to October 1, 2015, the Institutional Plus Class was known as the Advisory Class.
[1]	Total return and net investment income would have been lower had certain expenses not been offset.
[2]	Per Unit numbers have been calculated using average Units.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.
[6]	Less than 0.5%.

7

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30, 2017 (Unaudited)	For the fiscal year ended March 31, 2017	For the fiscal period ended March 31, 2016*
Advisory Class Units
Net Asset Value, Beginning of Period	$11.68	$10.27	$10.12
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.05)	(0.02)
Net realized and unrealized gain from investments	0.78	1.46	0.17

Total from investment operations	0.75	1.41	0.15

Net Asset Value, End of Period	$12.43	$11.68	$10.27

Total Return[1]	6.42%[3]	13.73%	1.48%[3]

Ratio/Supplemental Data:
Ratio of net expenses to average net assets (with reimbursements and waivers)	0.50%[4]	0.50%	0.50%[4]
Ratio of expenses to average net assets (with reimbursements)	1.20%[4]	1.20%	1.32%[4]
Ratio of total expenses to average net assets (without reimbursements and waivers)[5]	12.65%[4]	23.40%	65.12%[4]
Ratio of net investment loss to average net assets[1]	(0.50%)[4]	(0.50%)	(0.50%)[4]

Portfolio turnover rate (Master Fund)	0%[3]	0%[6]	2%[3]

Net assets, end of period (in thousands)	$480	$202	$10

*	Class commenced operations on October 1, 2015.
[1]	Total return and net investment income would have been lower had certain expenses not been offset.
[2]	Per Unit numbers have been calculated using average Units.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.
[6]	Less than 0.5%.

8

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30, 2017 (Unaudited)	For the fiscal year ended March 31, 2017	For the fiscal period ended March 31, 2016*
Brokerage Class Units
Net Asset Value, Beginning of Period	$11.60	$10.25	$10.12
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.06)	(0.10)	(0.04)
Net realized and unrealized gain from investments	0.78	1.45	0.17

Total from investment operations	0.72	1.35	0.13

Net Asset Value, End of Period	$12.32	$11.60	$10.25

Total Return[1]	6.21%[3]	13.17%	1.28%[3]

Ratio/Supplemental Data:
Ratio of net expenses to average net assets (with reimbursements and waivers)	1.00%[4]	1.00%	1.00%[4]
Ratio of expenses to average net assets (with reimbursements)	1.70%[4]	1.70%	1.82%[4]
Ratio of total expenses to average net assets (without reimbursements and waivers)[5]	13.15%[4]	23.89%	65.64%[4]
Ratio of net investment loss to average net assets[1]	(1.00%)[4]	(1.00%)	(1.00%)[4]

Portfolio turnover rate (Master Fund)	0%[3]	0%[6]	2%[3]

Net assets, end of period (in thousands)	$12	$11	$10

*	Class commenced operations on October 1, 2015.
[1]	Total return and net investment income would have been lower had certain expenses not been offset.
[2]	Per Unit numbers have been calculated using average Units.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.
[6]	Less than 0.5%.

9

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30, 2017 (Unaudited)	For the fiscal year ended March 31, 2017	For the fiscal period ended March 31, 2016*
Institutional Class Units
Net Asset Value, Beginning of Period	$11.73	$10.29	$10.12
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.01)
Net realized and unrealized gain from investments	0.78	1.47	0.18

Total from investment operations	0.77	1.44	0.17

Net Asset Value, End of Period	$12.50	$11.73	$10.29

Total Return[1]	6.56%[3]	13.99%	1.68%[3]

Ratio/Supplemental Data:
Ratio of net expenses to average net assets (with reimbursements and waivers)	0.25%[4]	0.25%	0.25%[4]
Ratio of expenses to average net assets (with reimbursements)	0.95%[4]	0.95%	1.06%[4]
Ratio of total expenses to average net assets (without reimbursements and waivers)[5]	12.40%[4]	23.15%	64.86%[4]
Ratio of net investment loss to average net assets[1]	(0.25%)[4]	(0.25%)	(0.25%)[4]

Portfolio turnover rate (Master Fund)	0%[3]	0%[6]	2%[3]

Net assets, end of period (in thousands)	$1,225	$1,149	$10

*	Class commenced operations on October 1, 2015.
[1]	Total return and net investment income would have been lower had certain expenses not been offset.
[2]	Per Unit numbers have been calculated using average Units.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.
[6]	Less than 0.5%.

10

AMG Pantheon Fund, LLC

Notes to Financial Statements

September 30, 2017 (unaudited)

1.	ORGANIZATION

AMG Pantheon Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents. The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), an affiliate of the Fund, which has the same investment objective and investment policies as those of the Fund. As of September 30, 2017, the Fund owned 6.2% of the Units in the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers four classes of Units (each a “Unit” and collectively, “Units”): Institutional Plus Class, Advisory Class, Brokerage Class and Institutional Class. Each Unit is offered to accredited investors and may be purchased on a continuous basis as of the first business day of each month at the class’s net asset value (“NAV”) per Unit. The Units of Advisory, Brokerage, Institutional and Institutional Plus generally have identical voting rights, but each Unit class may vote separately when required by law. Different Unit classes will pay different distribution amounts to the extent the NAV per Unit and/or the expenses of such Unit classes differ. Each Unit class has its own expense structure. Sales of Units of Brokerage will incur a sales load up to 3.50%. On October 27, 2015, the Fund has registered $500,000,000 in Units for sale under the Securities Act of 1933, as amended (the “Securities Act”), and commenced offering the Units of Advisory, Brokerage, Institutional, and Institutional Plus to the public under the Securities Act.

To provide liquidity to unitholders of the Fund (“Investors”), the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund’s Board of Directors (the “Board” or the “Directors”). The Fund commenced its first tender offer in 2016, with a valuation date of December 31, 2016.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements:

11

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

a.	VALUATION OF INVESTMENTS: The Fund records its investment in the Master Fund at a value based on the NAV per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed in Note 1(a) of the Master Fund’s Notes to Financial Statements.

b.	SECURITY TRANSACTIONS: For financial reporting purposes, contributions to and withdrawals from the Master Fund are accounted for on a trade date basis. Security transactions are accounted for as of trade date. Realized gains and losses on withdrawals from the Master Fund and on securities sold are determined on the basis of identified cost.

The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Master Fund’s investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors. The Master Fund commenced its first tender offer in 2016, with a valuation date of December 31, 2016. For the six months ended September 30, 2017, the Fund tendered 7,350 Units of the Master Fund with a value of $87,760.

c.	INVESTMENT INCOME AND EXPENSES: Dividend income, including distributions from the Master Fund, is recorded on the ex-dividend date. Expenses are recorded on an accrual basis. Legal fees are apportioned between the Fund and the Master Fund based on level of service. The Fund indirectly bears its proportional share of the Master Fund’s expenses. During the six months ended September 30, 2017, the Fund’s proportional share of the Master Fund’s expenses was $16,139, which represents 0.75% of the Fund’s average investment balance in the Master Fund.

Investment income, realized and unrealized gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.	DIVIDENDS AND DISTRIBUTIONS: Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Fund’s prospectus. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors distributions, are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2017, the Fund had a permanent difference relating to a net operating loss offset by short-term capital gains.

12

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

There were no distributions paid for the fiscal tax year ended September 30, 2017 and September 30, 2016.

As of September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

Undistributed short-term capital gains	$649
Undistributed long-term capital gains	2,900

$3,549

Based on the approximate cost of investments of $3,881,432 for federal income tax purposes at September 30, 2017, the Fund’s aggregate gross unrealized appreciation and depreciation were $805,192 and $0, respectively, resulting in net unrealized appreciation of $805,192.

e.	FEDERAL TAXES: The Fund qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986 (“IRC”), as amended, and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements. If the Fund and/or the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Fund and/or the Master Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

The Fund’s tax year end is September 30. Management has analyzed the Fund’s tax positions as of September 30, 2017, and for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses may be carried forward for an unlimited time period. Additionally, capital losses that are carried forward retain their tax character as either short-term or long-term capital losses.

13

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

f.	CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2017, the Fund had no accumulated net realized capital loss carryovers from securities transactions, including withdrawals from the Master Fund, for federal income tax purposes. Should the Fund incur net capital losses for the tax year ended September 30, 2018, such amounts may be used to offset future realized capital gains for an unlimited time period.

g.	CAPITAL STOCK: The Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Additionally, a 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of the Units.

For the six months ended September 30, 2017 (unaudited) and the fiscal year ended March 31, 2017, the Fund’s capital Unit transactions by class were as follows:

	September 30, 2017		March 31, 2017
	Units	Amount	Units	Amount
Institutional Plus Class:
Proceeds from sale of Units	6,656	$80,000	11,472	$120,000
Cost of Units tendered	(7,339)	(87,549)	—	—

Net increase (decrease)	(683)	$(7,549)	11,472	$120,000

Advisory Class:
Proceeds from sale of Units	21,312	$255,000	16,293	$170,000

Net increase	21,312	$255,000	16,293	$170,000

Brokerage Class:
Proceeds from sale of Units	—	—	—	—

Net increase	—	—	—	—

Institutional Class:
Proceeds from sale of Units	—	—	96,987	$1,025,150

Net increase	—	—	96,987	$1,025,150

At September 30, 2017, 13 affiliated Investors, including Officers/Directors/Trustees of the Fund and/or the Investment Advisor, owned 75% of the net assets of the Fund. Transactions by these Investors may have a material impact on the Fund.

14

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

h.	CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Fund’s transfer agent, and will be released from escrow on the effective date of the subscription.

2.	RELATED PARTY TRANSACTIONS AND OTHER

The Fund has entered into an investment management agreement with Pantheon Ventures (US) LP (the “Investment Manager” or “Pantheon”), a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc., (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by the Fund to the Investment Manager at the annual rate of 0.70% of the net assets of the Fund as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Fund or any distributions by the Fund. The Investment Manager has agreed to waive its investment management fee paid by the Fund with respect to any period during which the only investment security held by the Fund is that of another investment company registered under the 1940 Act. Investment management fees waived under this investment management fee waiver may not be recouped by the Investment Manager in subsequent periods. During the six months ended September 30, 2017, the Investment Manager of the Fund waived all investment management fees in the amount of $15,061.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Fund to waive the investment management fees by the Master Fund and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s interest in the Master Fund) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). The Expense Limitation Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Fund or upon mutual agreement between the Investment Manager and the Fund’s Board. “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which the Master Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of the Master Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (c) interest payments incurred by the Master Fund; (d) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund; (e) taxes of the Master Fund; and (f) extraordinary expenses of the Master Fund (as determined in the sole

15

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

discretion of the Investment Manager) and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (f) the distribution and/or service fee paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Investment Manager).

To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager pays, waives, or reimburses the Fund for expenses to the extent necessary to eliminate such excess. The Fund is obligated to pay the Investment Manager all amounts paid, waived, or reimbursed by the Investment Manager with respect to the Fund pursuant to such Expense Cap, provided that the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s interest in the Master Fund), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s interest in the Master Fund, exclusive of Excluded Expenses, in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Fund are to be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date the Fund accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager.

Effective May 1, 2016, Pantheon, the investment manager of the Master Fund, voluntarily agreed to waive the investment management fee of 0.70% paid by the Master Fund until September 30, 2017 (the “Voluntary Fee Waiver”). Investment management fees waived under the Voluntary Fee Waiver may not be recouped by the Investment Manager in subsequent periods. As a result of the waiver, the fees and expenses included under the Expense Cap of the Fund in the Expense Limitation and Reimbursement Agreement were, in effect, reduced from 1.45% to 0.75% of the Fund’s net assets during the term of the waiver.

For the six months ended September 30, 2017, the Fund’s expiration of recoupment is as follows:

Expiration Period
Less than 1 year	$1,954,054
Within 2 years	1,062,884
Within 3 years	455,967

Total Amount Subject to Recoupment	$3,472,905

The Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. retail distribution arm of AMG, serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and Investor services to the Fund, its Investors, and

16

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s Investors. The Fund pays a fee to the Administrator at the rate of 0.05% per annum of the Fund’s average monthly net assets, with a minimum annual fee of $86,000 for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Administrator. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Units of the Fund will be continuously offered and will be sold directly to prospective accredited investors and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of registration statements for sales purposes and any advertising or sales literature.

The Fund adopted a distribution and service plan (the “Plan”) with respect to the Advisory, Brokerage and Institutional classes, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Advisory, Brokerage and Institutional Units and for maintenance and personal service provided to existing Investors of those classes. The Plan authorizes payments to the Distributor of 0.50%,

1.00%, and 0.25% annually of the average monthly net assets attributable to the Advisory, Brokerage and Institutional classes, respectively. The Plan further provides for periodic payments by the Fund to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the Plan by the Advisory, Brokerage and Institutional classes for shareholder servicing may not exceed an annual rate of 0.25% of the average daily NAV of the Fund’s Units of that class owned by clients of such broker, dealer or financial intermediary.

The Board provides supervision of the affairs of the Fund, the Master Fund, and other trusts within the AMG Funds family of mutual funds. The Directors of the Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors fees and expenses are split evenly between the Master Fund and the Fund. Certain Directors and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

3.	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a

17

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

4.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Fund invests a substantial portion of its assets in the Master Fund and the Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in Investment Funds and Investment Fund portfolio companies. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the Fund’s investment objective will be met.

Units in the Fund provide limited liquidity because Investors of the Fund were not able to redeem Units in the first two years of the Fund’s life, and thereafter, repurchases of Units are subject to approval of the Fund’s Board.

A discussion of the risks associated with the Fund’s investment in the Master Fund is provided in Note 8 of the Notes to the Master Fund’s financial statements and the Fund’s prospectus.

5.	REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X, which sets forth the form and content of financial statements. Management has adopted these amendments and noted no significant impact on the financial statements and accompanying notes.

6.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2017 have been evaluated through the date at which the financial statements were issued. Subscriptions into the Fund for October 1, 2017 and November 1, 2017, were equal to $460,000 and $100,000, respectively. There were no additional subscriptions through the issuance date of the Fund’s financial statements.

18

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 28-29, 2017, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”) and AMG Pantheon Master Fund, LLC (the “Master Fund,” together with the Feeder Fund, the “Funds”), and separately all of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund and the investment management agreement between Pantheon and the Master Fund (the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to the Funds and Pantheon, including comparative fee and expense information for an appropriate peer group of similar funds, performance information for a relevant benchmark index and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meeting on June 28-29, 2017, regarding the nature, extent and quality of services provided by Pantheon under the Investment Management Agreements. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in private equity investments; and (d) Pantheon’s global footprint and range of investment products. The Directors also took into account the financial condition of Pantheon with respect to its ability to provide the services required under the Investment Management Agreements and Pantheon’s undertaking to maintain contractual expense limitations for the Funds.

19

Annual Renewal of Investment Management Agreement (continued)

Performance

The Directors considered the performance of the Funds for the 1-year period ended March 31, 2017. The Directors noted that only a few similar funds were in operation and that one of the funds was able to generate a return that was stronger than the Funds. The Directors also noted that two of the funds would not be an apt comparison to the Funds because they were more fully invested while the Funds were still in the process of building a portfolio. The Directors compared the performance of the Funds against the S&P 500 Index, the Funds’ primary benchmark. The Directors noted that the Master Fund underperformed against the index, but took into account the Master Fund’s large cash position as it continues to build its portfolio of underlying private equity investments. The Directors also noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance aligned closely with the performance of the Master Fund.

Management Fees and Profitability

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements that have been in effect since the Funds’ inception. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the total operating expenses of the Master Fund, exclusive of certain enumerated items (including the management fee), to the annual rate of 0.75%. The Directors also noted that Pantheon had voluntarily fully waived the Master Fund’s management fee through September 30, 2015, after which time the contractual management fee rate was reduced. The Directors also noted that effective May 1, 2016, Pantheon is voluntarily fully waiving the Master Fund’s management fee until at least September 30, 2017, and that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors also considered that since the management fee is being fully waived at the Master Fund, the expenses of the Feeder Fund, exclusive of 12b-1 fees, shareholder servicing fees, and certain other enumerated items, are in effect being reimbursed by Pantheon, subject to recoupment under the expense limitation agreement. The Directors further noted that, taking into account the management fee waiver and operating expense caps, the net expense ratio for the Funds was greater than the expense ratio of certain peer funds and less than the expense ratio of other peer funds. The Directors considered that, effective January 4, 2016, the ending date of the Feeder Fund’s and Master Fund’s expense limitation agreements was eliminated; consequently, the Feeder Fund’s expense limitation agreement shall continue until such time that Pantheon ceases to be the investment adviser of the Feeder Fund or upon mutual agreement between Pantheon and the Board and the Master Fund’s expense limitation agreement shall continue until such time that Pantheon ceases to be the investment adviser of the Master Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services to be provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

20

Annual Renewal of Investment Management Agreement (continued)

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds, and noted that, due in part to the expense reimbursement and management fee waiver, the Funds generated losses for Pantheon. The Directors considered the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets, noted Pantheon’s belief that maintaining the current fee structure and expense caps will help Pantheon raise additional assets to bring the Funds to scale, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds) received by Pantheon and its affiliates from their relationships with the Funds and the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements; (b) Pantheon’s investment strategy is appropriate for pursuing the Funds’ investment objectives; and (c) Pantheon is reasonably likely to execute its investment strategy consistently over time.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 28-29, 2017, the Directors, and separately all of the Independent Directors, unanimously voted to approve the Investment Management Agreements.

21

SEMI-ANNUAL REPORT

Appendix

AMG Funds

September 30, 2017

AMG Pantheon Master Fund, LLC

www.amgfunds.com	093017 SAR081

AMG Funds

AMG Pantheon Master Fund, LLC

Semi-Annual Report—September 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Investments	3

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per Unit computation and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods

Statement of Cash Flows	11
Detail of cash movements during the fiscal period

Financial Highlights	12
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Master Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	25

AMG Pantheon Master Fund, LLC

Schedule of Investments

September 30, 2017 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 54.9%
ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),(b),*	02/27/2015	(c)	$520,171
Adobe Holdings, LLC (Healthcare)(a),(b),*	03/27/2017	2,010,000	2,341,915
AP VIII Prime Security Services Holdings, L.P. (Industrials)(b),*	04/26/2016	(c)	2,442,921
Atlas MED Blocker I, LLC (Consumer Discretionary)(a),(b),*	08/11/2015	(c)	599,020
CB Ignite Holdings, LLC (Consumer Discretionary)(a),(b),*	08/12/2016	(c)	1,281,360
Consilio Holdings, Inc. (Information Technology)(a),(b),*	07/29/2015	344	688,232
Diamond LS I LP (Financials)(a),(b),*	12/28/2016	(c)	3,271,486
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	26	317,465
Digital Bridge U.S. Tower Holdings, LLC (Telecommunication Services)(a),(b),*	11/03/2014	50	617,850
EQT Deck Co-Investment Limited Partnership (Industrials)(a),(b),*	02/03/2017	(c)	2,099,004
ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429	2,236,475
LEP Prelude Co-Invest, L.P. (Healthcare)(a),(b),*	07/05/2017	(c)	1,092,009
Palermo TT Holdings, Inc. (Information Technology)(b),*	12/12/2014	357	680,389
PSG LM Co-Investors L.P. (Information Technology)(a),(b),*	05/24/2016	(c)	4,591,163
PSG Toro Co-Investors L.P. (Information Technology)(a),(b),*	12/08/2015	(c)	754,835
Quantum Parallel Partners VI-C(A), LP (Energy)(a),(b),*	10/16/2015	(c)	167,624
SDA Investors Group, LLC (Healthcare)(a),(b),*	08/03/2017	(c)	3,040,000
Shamrock RB Co-Invest, LLC (Consumer Discretionary)(a),(b),*	07/30/2015	(c)	600,137
SPC RP Investor, LLC (Industrials)(b),*	05/26/2015	(c)	409,601
SYFS Co-INVEST, LLC (Healthcare)(a),(b),*	09/01/2017	(c)	1,740,000
T-VI Co-Invest-A (Financials)(b),*	08/12/2015	(c)	459,042

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 54.9% (continued)
TKC Investment Holdings, LLC (Consumer Discretionary)(a),(b),*	10/12/2016	(c)	$4,803,203
TVG-I-E-AEG Holdings (Consumer Discretionary)(a),(b),*	01/27/2017	(c)	3,040,000
VP Parent Holdings, Inc. (Growth Equity)(a),(b),*	02/19/2016	599,711	3,550,774
WP-LH Co-Invest, L.P. (Materials)(a),(b),*	06/25/2015	(c)	262,254
Total Co-Investments			41,606,930
Primary Private Investment Funds - 1.2%
Banc Fund IX L.P.(a),(b),*	01/19/2016	(c)	141,176
Calera Capital Partners V L.P.(a),*	04/25/2016	(c)	60,124
GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	442,364
Incline Aviation I(b),*	03/09/2017	(c)	241,342
Total Primary Private Investment Funds			885,006
Secondary Private Investment Funds - 5.4%
1901 Partners LP(a),*	07/16/2015	(c)	539,038
Ares Corporate Opportunities Fund IV, L.P.(b),*	04/13/2017	(c)	2,007,427
Banc Fund VII L.P.(a),(b),*	12/31/2015	(c)	267,117
Banc Fund VIII L.P.(a),(b),*	12/31/2015	(c)	138,617
Calera Capital Partners IV L.P.*	04/04/2016	(c)	135,660
Francisco Partners III, L.P.*	01/05/2015	(c)	149,901
Providence Equity Partners VI, L.P.(b),*	12/12/2014	(c)	282,860
TPG Partners V, L.P.(b),*	10/31/2015	(c)	24,102
TPG Partners VI, L.P.(b),*	10/31/2015	(c)	481,055
Welsh, Carson, Anderson & Stowe X L.P(a),*	12/31/2015	(c)	68,507
Total Secondary Private Investment Funds			4,094,284
Exchange Traded Fund - 22.7%
SPDR® S&P 500 ETF Trust(1)		68,517	17,213,526

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

	Shares	Value
Short-Term Investments - 15.9%
Other Investment Companies - 15.9%
Dreyfus Government Cash Management Fund, Institutional Class, 0.92%(2)	1,216,357	$1,216,357
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.91%(2)	3,609,187	3,609,187
JPMorgan U.S. Government Money Market Fund, Capital Class, 0.90%(2)	3,609,187	3,609,187
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 0.90%(2)	3,609,187	3,609,187
Total Other Investment Companies		12,043,918

Total Investments - 100.1% (cost $63,456,410)		75,843,664
Other Assets, less Liabilities - (0.1%)		(71,105)
Net Assets - 100.0%		$75,772,559

Cost of Investments by asset type is as follows:

Co-Investments	$31,436,455
Primary Private Investment Funds	738,155
Secondary Private Investment Funds	4,058,490
Exchange Traded Fund	15,179,392
Short-Term Investments	12,043,918

Total	$63,456,410

(a)	Non-income producing.
(b)	The investment’s value was determined using significant unobservable inputs.
(c)	Investment does not issue shares.
(1)	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
(2)	Yield shown represents the September 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
*	Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. As of September 30, 2017, the aggregate cost of each investment restricted to resale was $500,000, $2,016,160, $1,568,710, $478,596, $1,295,640, $345,214, $3,040,000, $286,931, $510,829, $1,779,735, $2,174,345, $1,092,009, $357,742, $3,052,651, $496,221, $156,692, $3,040,000, $500,447, $340,982, $1,740,000, $316,480, $1,551, $3,040,000, $3,042,358, $263,162, $115,417, $53,579, $400,188, $168,971, $412,124, $1,989,469, $157,297, $102,746, $152,233, $142,859, $322,729, $41,896, $571,828, and $165,309, respectively, totaling $36,233,100.

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

The following table summarizes the inputs used to value AMG Pantheon Master Fund, LLC’s (the “Master Fund”) investments by the fair value hierarchy levels as of September 30, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Co-Investments	—	—	$41,606,930	$41,606,930
Primary Private Investment Funds	—	—	382,518	382,518
Secondary Private Investment Funds	—	—	3,201,178	3,201,178
Exchange Traded Fund	$17,213,526	—	—	17,213,526
Short-Term Investments
Other Investment Companies	12,043,918	—	—	12,043,918

Total Investments	$29,257,444	—	$45,190,626	$74,448,070

As of September 30, 2017, Primary Private Investment Funds and Secondary Private Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient, in the amounts of $502,488 and $893,106, respectively, have not been categorized in the fair value hierarchy.

As of September 30, 2017, the Master Fund had no transfers from the beginning of the reporting period.

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2017	$33,847,137	$295,919	$1,393,824	$35,536,880
Purchases	6,040,024	110,889	2,215,825	8,366,738
Sales & Distributions	(1,067,482)	(126,500)	(982,196)	(2,176,178)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain	2,719	13,093	627,571	643,383
Net change in unrealized appreciation/depreciation	2,784,532	89,117	(53,846)	2,819,803

Balance as of September 30, 2017	$41,606,930	$382,518	$3,201,178	$45,190,626

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Net change in unrealized appreciation/depreciation on investments held at September 30, 2017	$2,784,532	$89,117	$(53,846)	$2,819,803

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2017. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of September 30, 2017	Valuation Techniques	Unobservable Inputs	Ranges
Co-Investments	$37,474,921	Third Party Valuation	General Partners Valuation	n/a
Co-Investments	4,132,009	Recent Financing	Recent Transaction Price	n/a
Primary Private Investment Funds	241,342	Third Party Valuation	General Partners Valuation	n/a
Primary Private Investment Funds	141,176	Third Party Valuation	Adjusted Net Asset Value	n/a
Secondary Private Investment Funds	3,201,178	Third Party Valuation	Adjusted Net Asset Value	n/a

Total	$45,190,626

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statement of Assets and Liabilities

September 30, 2017 (unaudited)

Assets:

Investments at value***	$75,843,664
Cash	46,107
Dividends and other receivables	93,714
Receivable from Investment Manager	15,037
Prepaid expense and other assets	2,956

Total Assets	76,001,478

Liabilities:

Accrued expenses:
Administrative fees	114,981
Professional fees	97,767
Other	16,171

Total Liabilities	228,919

Net Assets	$75,772,559

Net Assets Represent:
Paid-in capital	$61,865,966
Undistributed net investment income	210,231
Undistributed net realized gain	1,309,108
Net unrealized appreciation of investments	12,387,254

Net Assets	$75,772,559

*** Investments at cost	$63,456,410

Units outstanding	6,027,834
Net asset value, offering and redemption price per Unit	$12.57

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statement of Operations

For the six months ended September 30, 2017 (unaudited)

Investment Income:
Dividend income	$373,472
Interest income	28,886
Securities lending income	270

Total investment income	402,628

Expenses:
Investment advisory and management fees	251,764
Administrative fees	172,471
Professional fees	178,723
Custody fees	26,658
Directors fees and expenses	11,664
Reports to Investors	4,310
Transfer agent fees	777
Interest from private equity investments	492
Miscellaneous expenses	6,522

Total expenses before offsets	653,381

Expense reimbursements	(131,377)
Fee waiver	(251,764)

Net expenses	270,240

Net investment income	132,388

Net Realized and Unrealized Gain:
Net realized gain from investments	967,825
Net change in unrealized appreciation/depreciation of investments	3,682,049

Net realized and unrealized gain	4,649,874

Net increase in net assets resulting from operations	$4,782,262

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statements of Changes in Net Assets

For the six months ended September 30, 2017 (unaudited) and the fiscal year ended March 31, 2017

	Six months ended September 30, 2017 (unaudited)	For the fiscal year ended March 31, 2017

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$132,388	$(136,664)
Net realized gain from investments	967,825	221,439
Net change in unrealized appreciation/depreciation of investments	3,682,049	8,532,938

Net increase in net assets resulting from operations	4,782,262	8,617,713

Distributions to Investors:
From net realized gain on investments	—	(68,200)

Capital Unit Transactions:[1]
Net increase from capital Unit transactions	244,240	21,381,350

Total increase in net assets	5,026,502	29,930,863

Net Assets:
Beginning of period	70,746,057	40,815,194

End of period	$75,772,559	$70,746,057

Undistributed (Accumulated) Net Investment Income (Loss)	$210,231	$(185,817)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statement of Cash Flows

For the six months ended September 30, 2017 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$4,782,262
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(967,825)
Net change in unrealized appreciation/depreciation of investments	(3,682,049)
Increase in dividends and other receivables	(33,590)
Decrease in receivable from Investment Manager	2,408
Decrease in due from Affiliate	5,567
Decrease in prepaid expenses and other assets	5,379
Decrease in payable for investments purchased	(169,372)
Increase in administrative fees payable	85,765
Decrease in Directors fees payable	(99)
Decrease in professional fees payable	(32,490)
Increase in other accrued expenses	4,890
Purchases of investments	(11,591,875)
Distributions from investments	2,727,453
Net sales of short-term investments	8,664,681

Net cash used in operating activities	(198,895)

Cash Flows from Financing Activities:
Proceeds from capital Unit transactions	332,000
Disbursements from capital Unit transactions repurchased	(87,760)

Net cash provided by financing activities	244,240

Net change in cash	45,345
Cash at beginning of period	762

Cash at end of period	$46,107

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Financial Highlights

For a Unit outstanding throughout each fiscal period

	For the six
	months ended
	September 30,			For the fiscal
	2017	For the fiscal years ended March 31,		period ended
	(Unaudited)	2017	2016	March 31, 2015*
Net Asset Value, Beginning of Period	$11.78	$10.32	$10.21	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.02	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain from investments	0.77	1.50	0.17	0.23

Total from investment operations	0.79	1.47	0.11	0.21

Less Distributions to Investors from:
Net realized gain on investments	—	(0.01)	—	—

Net Asset Value, End of Period	$12.57	$11.78	$10.32	$10.21

Total Return[1]	6.71%[3]	14.27%	1.08%	2.10%[3]

Ratio/Supplemental Data:
Ratio of net expenses to average net assets (with reimbursements and waivers)	0.75%[4]	0.82%	1.27%	0.75%[4]
Ratio of expenses to average net assets (with reimbursements)	1.45%[4]	1.47%	1.64%	2.00%[4]
Ratio of total expenses to average net assets (without reimbursements and waivers)[5]	1.79%[4]	2.24%	6.57%	31.00%[4]
Ratio of net investment income/(loss) to average net assets[1]	0.36%[4]	(0.27%)	(0.54%)	(0.46%)[4]

Portfolio turnover rate	0%[3]	0%[6]	2%	56%[3]

Net assets, end of period (in thousands)	$75,773	$70,746	$40,815	$5,278

*	Commenced operations on October 1, 2014.
[1]	Total return and net investment income would have been lower had certain expenses not been offset.
[2]	Per Unit numbers have been calculated using average Units.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.
[6]	Less than 0.5%.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements

September 30, 2017 (unaudited)

1.	ORGANIZATION

AMG Pantheon Master Fund, LLC (the “Master Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund expects to invest primarily in private equity investments, including primary and secondary investments in private equity, infrastructure, and other private asset funds (“Investment Funds”) and co-investments in portfolio companies.

The Master Fund offers a single class of units (“Units”) to accredited investors (the “Investors”), which may be purchased as of the first business day of each month at the Master Fund’s net asset value (“NAV”) per Unit. The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors (the “Board” or the “Directors”). The Master Fund commenced its first tender offer in 2016, with a valuation date of December 31, 2016.

The Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of their financial statements:

a.	VALUATION OF INVESTMENTS: Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board.

For direct investments and certain co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Investment Funds and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day NAV per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end and the percentage of the Master Fund that the security represents at each month end.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b.	SECURITY TRANSACTIONS: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. The payable for investments purchased for security transactions with an original settlement period of over one year are reflected at net present value.

c.	INVESTMENT INCOME AND EXPENSES: Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from Investment Funds and co-investments will be received as underlying investments of the Investment Funds and co-investments are liquidated. Distributions from Investment Funds and co-investments occur at irregular intervals and the exact timing of distribution from the Investment Funds and co-investments cannot be determined. Expenses are recorded on an accrual basis. Legal fees are apportioned between the Master Fund and AMG Pantheon Fund, LLC (the “Feeder Fund”) based on level of service.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

d.	DIVIDENDS AND DISTRIBUTIONS: Master Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Master Fund’s registration statement. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors distributions, are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2017, the Master Fund had permanent differences relating to a net operating loss reclassification and temporary differences relating to organization and offering costs and distributions received from the Master Fund’s investments in certain investment partnerships.

The tax character of distributions paid during the fiscal tax years ended September 30, 2017 and September 30, 2016 were $68,200 and $0, respectively.

As of September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

Undistributed long-term capital gains	$246,102

Based on the approximate cost of investments for federal income tax purposes at September 30, 2017 of $62,175,326, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $13,945,336 and $276,998, respectively, resulting in net unrealized appreciation of $13,668,338.

e.	FEDERAL TAXES: The Master Fund qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986 (“IRC”), as amended, and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements. If the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

Additionally, based on the Master Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Master Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Master Fund’s tax year end is September 30. Management has analyzed the Master Fund’s tax positions as of September 30, 2017, and for all open tax years and has concluded that no provision for federal income tax is required in the Master Fund’s financial statements. Additionally, the Master Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses may be carried forward for an unlimited time period. Additionally, capital losses that are carried forward retain their tax character as either short-term or long-term capital losses.

f.	CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2017, the Master Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Master Fund incur net capital losses for the tax year ended September 30, 2018, such amounts may be used to offset future realized capital gains for an unlimited time period.

g.	CAPITAL STOCK: The Master Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Master Fund records sales and repurchases of its capital stock on the trade date. For the six months ended September 30, 2017 (unaudited) and the fiscal year ended March 31, 2017, the Master Fund’s capital Unit transactions were as follows:

	September 30, 2017		March 31, 2017
	Units	Amount	Units	Amount
Proceeds from sale of Units	27,496	$332,000	2,047,128	$21,313,150
Reinvestment of dividends	—	—	6,428	68,200
Cost of Units tendered	(7,350)	(87,760)	—	—

Net increase	20,146	$244,240	2,053,556	$21,381,350

At September 30, 2017, two affiliated Investors of record, including the Feeder Fund, owned 20% of the Master Fund’s net assets and one unaffiliated Investor owned 80% of the Master Fund’s net assets. Transactions by these Investors may have a material impact on the Master Fund.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

h.	CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Master Fund’s transfer agent, and will be released from escrow on the effective date of the subscription. There was no cash held in escrow at September 30, 2017.

i.	JOINT REPURCHASE AGREEMENTS: The Master Fund may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Master Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Master Fund’s Custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Master Fund may be delayed or limited. Pursuant to the Program, the Master Fund is indemnified for such losses by BNYM. At September 30, 2017, the Master Fund did not have any joint repurchase agreements outstanding.

2.	RELATED PARTY TRANSACTIONS AND OTHER

The Master Fund has entered into an investment management agreement with the Investment Manager, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc., (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by the Master Fund to the Investment Manager at the annual rate of 0.70% of the net assets of the Master Fund as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Master Fund or any distributions by the Master Fund.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Master Fund to pay, waive, or reimburse the Master Fund’s expenses such that the Master Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of the Master Fund’s net assets as of the end of each calendar month (the “Expense Cap”). The Expense Limitation and Reimbursement Agreement shall continue until such time that the Investment Manager ceases

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

to be the investment manager of the Master Fund or upon mutual agreement between the Investment Manager and the Master Fund’s Board. “Excluded Expenses” is defined to include (i) the investment management fee paid by the Master Fund; (ii) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which the Master Fund invests (including all acquired fund fees and expenses); (iii) transaction costs, including legal costs and brokerage commissions, of the Master Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (iv) interest payments incurred by the Master Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund; (vi) taxes of the Master Fund; and (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager) of the Master Fund. To the extent that the Master Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay, waive, or reimburse the Master Fund for expenses to the extent necessary to eliminate such excess.

To the extent that the Investment Manager undertakes an Expense Cap with respect to the Master Fund, the Master Fund will be obligated to pay the Investment Manager all amounts previously paid, waived, or reimbursed by the Investment Manager with respect to the Master Fund pursuant to such Expense Cap, provided that the amount of such additional payment in any year, together with all expenses of the Master Fund, in the aggregate, would not cause the Master Fund’s total annual other operating expenses, exclusive of Excluded Expenses, in any such year to exceed the amount of the current Expense Cap, and provided further that no additional payments by the Master Fund will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date the Master Fund accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager.

For the six months ended September 30, 2017, the Master Fund’s expiration of recoupment is as follows:

Expiration Period
Less than 1 year	$1,191,460
Within 2 years	669,242
Within 3 years	295,029

Total Amount Subject to Recoupment	$2,155,731

Effective May 1, 2016, the Investment Manager voluntarily agreed to waive the investment management fee of 0.70% paid by the Master Fund until September 30, 2017 (the “Voluntary Fee Waiver”). Investment management fees waived under the Voluntary Fee Waiver may not be recouped by the Investment Manager in subsequent periods. During the six months ended September 30, 2017, the Investment Manager voluntarily waived investment management fees in the amount of $251,764.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

The Master Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. retail distribution arm of AMG, serves as the Master Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Master Fund’s operations, including administration and Investor services to the Master Fund, its Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Master Fund’s Investors. The Master Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Master Fund’s average monthly net assets, with a minimum annual fee of $344,000 for these services.

The Board provides supervision of the affairs of the Feeder Fund, the Master Fund, and other trusts within the AMG Funds family of mutual funds. The Directors of the Master Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors fees and expenses are split evenly between the Master Fund and the Feeder Fund. Certain Directors and Officers of the Master Fund are Officers and/or Directors of the Feeder Fund, the Investment Manager and AMG.

3.	INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited” after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•	Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•	Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•	Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of September 30, 2017 are shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$26,885,967	$3,461,208	1-11 years	Not Redeemable	N/A	N/A
Core Plus (b)	$2,416,469	$277,816	N/A	Not Redeemable	N/A	N/A
Generalist (c)	$2,007,427	$518,317	5-7 years	Not Redeemable	N/A	N/A
Growth Equity (d)	$11,153,541	$750,334	1-7 years	Not Redeemable	N/A	N/A
Real Assets (e)	$241,342	$1,638,204	10-13 years	Not Redeemable	N/A	N/A
Special Situations (f)	$3,881,474	$1,610,176	10-13 years	Not Redeemable	N/A	N/A

(a)	Control investments in established, cash flow positive companies with focus on mid- or large- capitalization companies
(b)	Private equity infrastructure funds that generally invest in assets that provide stable cash flows with growth initiatives. It is a long-term asset that can require significant operational improvements, however it provides exposure to the underlying macro environment and offers some downside protection.
(c)	Funds that invests across a broad range of sectors.
(d)	Minority investments in established companies with strong growth characteristics.
(e)	Investments in tangible assets that have value due to substance or properties. Investments in real assets derive value from a contractual claim on an underlying asset, which may be real or intangible. Primary real assets sectors include energy, infrastructure, metals and mining, timber, agriculture, and the burgeoning “asset-backed” sector (e.g., aircraft and cargo ship ownership models).
(f)	Particular circumstances that influence investment in a security based on the special situation, rather than its underlying fundamentals or some other investment rationale.
*	Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflected of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.

4.	PURCHASES AND SALES OF SECURITIES

Purchases of securities (excluding short-term and U.S. Government obligations) for the six months ended September 30, 2017 was $11,591,875. There were no sales of securities and no purchases or sales of U.S. Government obligations for the Master Fund.

5.	PORTFOLIO SECURITIES LOANED

The Master Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Master Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. It is the Master Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Master Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Master Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At September 30, 2017, the Master Fund had no securities out on loan.

6.	COMMITMENTS AND CONTINGENCIES

Under the Master Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Master Fund under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

7.	MASTER NETTING AGREEMENTS

The Master Fund may enter into master netting agreements with its counterparties for the securities lending program and joint repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Master Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 5. At September 30, 2017, the Master Fund had no open repurchase agreements that were subject to a master netting agreement.

8.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

The Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in Investment Funds and Investment Fund portfolio companies. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. As a non-diversified fund, the Master Fund may have a concentration of investments in a limited number of portfolio securities. The Master Fund may also have a concentration of investments in a particular sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. Private equity securities are illiquid and can be subject to various restrictions on resale. There can be no assurance that the Master Fund will be able to realize the value of any private equity investments in a timely manner. Additionally, Investment Funds are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Investment Funds.

Units in the Master Fund provide limited liquidity because repurchases of Units are subject to approval of the Master Fund’s Board. Therefore, an investment in the Master Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Master Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of the risks associated with an investment in the Master Fund is provided in the Feeder Fund’s Prospectus and Statement of Additional Information.

9.	REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X, which sets forth the form and content of financial statements. Management has adopted these amendments and noted no significant impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2017 have been evaluated through the date at which the financial statements were issued. Subscriptions into the Master Fund for October 1, 2017 and November 1, 2017, were equal to $445,000 and $95,000, respectively. There were no additional subscriptions through the issuance date of the Master Fund’s financial statements.

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 28-29, 2017, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”) and AMG Pantheon Master Fund, LLC (the “Master Fund,” together with the Feeder Fund, the “Funds”), and separately all of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund and the investment management agreement between Pantheon and the Master Fund (the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to the Funds and Pantheon, including comparative fee and expense information for an appropriate peer group of similar funds, performance information for a relevant benchmark index and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meeting on June 28-29, 2017, regarding the nature, extent and quality of services provided by Pantheon under the Investment Management Agreements. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in private equity investments; and (d) Pantheon’s global footprint and range of investment products. The Directors also took into account the financial condition of Pantheon with respect to its ability to provide the services required under the Investment Management Agreements and Pantheon’s undertaking to maintain contractual expense limitations for the Funds.

Annual Renewal of Investment Management Agreement (continued)

Performance

The Directors considered the performance of the Funds for the 1-year period ended March 31, 2017. The Directors noted that only a few similar funds were in operation and that one of the funds was able to generate a return that was stronger than the Funds. The Directors also noted that two of the funds would not be an apt comparison to the Funds because they were more fully invested while the Funds were still in the process of building a portfolio. The Directors compared the performance of the Funds against the S&P 500 Index, the Funds’ primary benchmark. The Directors noted that the Master Fund underperformed against the index, but took into account the Master Fund’s large cash position as it continues to build its portfolio of underlying private equity investments. The Directors also noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance aligned closely with the performance of the Master Fund.

Management Fees and Profitability

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements that have been in effect since the Funds’ inception. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the total operating expenses of the Master Fund, exclusive of certain enumerated items (including the management fee), to the annual rate of 0.75%. The Directors also noted that Pantheon had voluntarily fully waived the Master Fund’s management fee through September 30, 2015, after which time the contractual management fee rate was reduced. The Directors also noted that effective May 1, 2016, Pantheon is voluntarily fully waiving the Master Fund’s management fee until at least September 30, 2017, and that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors also considered that since the management fee is being fully waived at the Master Fund, the expenses of the Feeder Fund, exclusive of 12b-1 fees, shareholder servicing fees, and certain other enumerated items, are in effect being reimbursed by Pantheon, subject to recoupment under the expense limitation agreement. The Directors further noted that, taking into account the management fee waiver and operating expense caps, the net expense ratio for the Funds was greater than the expense ratio of certain peer funds and less than the expense ratio of other peer funds. The Directors considered that, effective January 4, 2016, the ending date of the Feeder Fund’s and Master Fund’s expense limitation agreements was eliminated; consequently, the Feeder Fund’s expense limitation agreement shall continue until such time that Pantheon ceases to be the investment adviser of the Feeder Fund or upon mutual agreement between Pantheon and the Board and the Master Fund’s expense limitation agreement shall continue until such time that Pantheon ceases to be the investment adviser of the Master Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services to be provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

Annual Renewal of Investment Management Agreement (continued)

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds, and noted that, due in part to the expense reimbursement and management fee waiver, the Funds generated losses for Pantheon. The Directors considered the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets, noted Pantheon’s belief that maintaining the current fee structure and expense caps will help Pantheon raise additional assets to bring the Funds to scale, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds) received by Pantheon and its affiliates from their relationships with the Funds and the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements; (b) Pantheon’s investment strategy is appropriate for pursuing the Funds’ investment objectives; and (c) Pantheon is reasonably likely to execute its investment strategy consistently over time.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 28-29, 2017, the Directors, and separately all of the Independent Directors, unanimously voted to approve the Investment Management Agreements.

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Important Information About This Report

This report is prepared for the Fund’s Unit holders. It is authorized for distribution to prospective investors only when preceded or accompanied by a confidential private placement memorandum (“PPM”). To receive a free copy of the PPM, which includes additional information about Fund Directors, please contact us by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

093017 SAR080	www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Chris Meads. Mr. Meads joined Pantheon in 2001 from HSBC Hong Kong, where he was involved both in strategic acquisitions and the design and implementation of internal operating procedures. Previous to that, Mr. Meads worked for Brierley Investments in both Hong Kong and New Zealand. He holds a BCom in Economics from Auckland University, New Zealand and a BCA in Economics from Victoria University of Wellington, New Zealand. Mr. Meads is based in Hong Kong and has served as a portfolio manager of the Fund since its inception in October 2014.

Susan Long McAndrews. Ms. Long McAndrews joined Pantheon in 2002. Prior to joining Pantheon, Ms. Long McAndrews was a principal at Capital Z Partners in Asia. In addition, she was a director at Russell Investments from 1995 to 1998 in its private equity group. Ms. Long McAndrews received a BA from the University of North Carolina at Chapel Hill in International Studies and Economics and an MA from Stanford University in International Policy Studies. She is based in San Francisco and has served as a portfolio manager of the Fund since its inception in October 2014.

Dennis McCrary. Mr. McCrary joined Pantheon in 2007. He was previously the head of the U.S. Partnership Team at Adams Street Partners. Previously, Mr. McCrary held several investment banking and principal investing positions during a 20-year career with Bank of America and Continental Bank. He received an MBA from the University of Michigan and a BA from Michigan State University. Mr. McCrary is based in San Francisco and Chicago and has served as a portfolio manager of the Fund since its inception in October 2014.

Brian Buenneke. Mr. Buenneke, Partner, joined Pantheon in 2004. Prior to joining Pantheon, he spent seven years at HarbourVest Partners, Duke Street Capital and Paul Capital Partners. Mr. Buenneke holds an AB in government from Dartmouth College and a MBA from the Kellogg School of Management at Northwestern University. He is based in San Francisco and has served as a portfolio manager of the fund since November 2016.

Matt Garfunkle. Mr. Garfunkle, Partner, joined Pantheon in 1999. Mr. Garfunkle joined Pantheon having worked with Cambridge Associates in their Boston and Menlo Park offices. He holds a BA in History and Economics from Brown University, and is a CFA Charterholder. Mr. Garfunkle is based in San Francisco and has served as a portfolio manager of the Fund since January 2017.

The following tables lists the number and types of accounts, other than the Fund and Master Fund, managed by the Fund’s and the Master Fund’s portfolio managers and estimated assets under management in those accounts, as of June 30, 2017 (separate accounts as of 12/31/2016).

Portfolio manager	Registered investment companies managed		Other pooled investment vehicles managed (world- wide)		Other accounts (world-wide)
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Chris Meads	0	$0	64	$22.1bn	43	$8.1bn
Susan Long McAndrews	0	$0	64	$22.1bn	43	$8.1bn
Dennis McCrary	0	$0	64	$22.1bn	43	$8.1bn
Brian Buenneke	0	$0	32	$14.2bn	30	$6.8bn
Matthew Garfunkle	0	$0	32	$14.2bn	30	$6.8bn

Portfolio manager	Registered investment companies managed for which the Adviser receives a performance- based fee		Other pooled investment vehicles managed (world- wide) for which the Adviser receives a performance- based fee		Other accounts (world- wide) for which the Adviser receives a performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Chris Meads	0	$0	54	$22.0bn	29	$5.1bn
Susan Long McAndrews	0	$0	54	$22.0bn	29	$5.1bn
Dennis McCrary	0	$0	54	$22.0bn	29	$5.1bn
Brian Buenneke	0	$0	30	$14.1bn	18	$3.8bn
Matthew Garfunkle	0	$0	30	$14.1bn	18	$3.8bn

As of September 30, 2017, none of the portfolio managers had any direct or indirect beneficial ownership of the Fund.

Subject to available Pantheon profits, the compensation of each portfolio manager is typically comprised of a fixed annual distribution, a distribution determined by reference to the revenues of Pantheon, and potentially an annual supplemental distribution from surplus profits of Pantheon awarded at the discretion of Pantheon. Such amounts are payable by Pantheon and not by the Master Fund or Fund. In addition, each portfolio manager may be eligible to receive a share of any performance fees or carried interest earned by Pantheon in any given year.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable for the semi-annual shareholder report.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for this reporting period.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON FUND

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	December 8, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 8, 2017